Basis of Presentation and General Information (Details Narrative) $ in Thousands						1 Months Ended			12 Months Ended
	Feb. 07, 2017	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	May 20, 2015 USD ($) MetricTon	Sep. 26, 2016 USD ($) MetricTon	Jun. 15, 2016 USD ($)	Sep. 24, 2014 USD ($) MetricTon	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Basis of Presentation and General Information (Textual)
Entity Incorporation, Date of Incorporation										Apr. 23, 2004
Reverse stock split, description	five thousand to-one reverse stock split	5,000-to-1 reverse stock split	200-to-1 reverse stock split	60-to-1 reverse stock split					1-for-20,000	1-for-10,000
Loss on sale of vessel										$ (277)	$ (7,620)
M V Free Hero [Member]
Basis of Presentation and General Information (Textual)
Dead weight tonnage | MetricTon					24,318
Gross sale price					$ 5,500
Daily hire rate of vessel					$ 1,100
M V Free Goddess [Member]
Basis of Presentation and General Information (Textual)
Dead weight tonnage | MetricTon					22,051
Gross sale price					$ 5,500
Daily hire rate of vessel					$ 1,100
M V Fiorello [Member]
Basis of Presentation and General Information (Textual)
Gross sale price							$ 1,490
M V Free Impala [Member]
Basis of Presentation and General Information (Textual)
Dead weight tonnage | MetricTon								24,111
Gross sale price								$ 3,600
M V Free Maverick [Member]
Basis of Presentation and General Information (Textual)
Dead weight tonnage | MetricTon						23,994
Gross sale price						$ 1,925